Document and Entity Information	0 Months Ended
Mar. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar. 28, 2013
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 28, 2013
Prospectus Date	Oct. 29, 2012
UBS DYNAMIC ALPHA FUND | UBS DYNAMIC ALPHA FUND | CLASS A
Risk/Return:
Trading Symbol	BNAAX
UBS DYNAMIC ALPHA FUND | UBS DYNAMIC ALPHA FUND | CLASS C
Risk/Return:
Trading Symbol	BNACX
UBS DYNAMIC ALPHA FUND | UBS DYNAMIC ALPHA FUND | CLASS Y
Risk/Return:
Trading Symbol	BNAYX